COLLABORATION AND LICENSING AGREEMENTS	12 Months Ended
Oct. 31, 2020
Business Combination and Asset Acquisition [Abstract]
COLLABORATION AND LICENSING AGREEMENTS

8. COLLABORATION AND LICENSING AGREEMENTS

OS Therapies LLC

On September 4, 2018, the Company entered into a development, license and supply agreement with OS Therapies (“OST”) for the use of ADXS31-164, also known as ADXS-HER2, for evaluation in the treatment of osteosarcoma in humans. Under the terms of the license agreement, as amended, OST will be responsible for the conduct and funding of a clinical study evaluating ADXS-HER2 in recurrent, completely resected osteosarcoma. Under the most recent amendment to the licensing agreement, OST agrees to pay Advaxis $25,000 per month (“Monthly Payment”) starting on April 30, 2020 until it achieves its funding milestone of $2,337,500. Upon receipt of the first Monthly Payment, Advaxis will initiate the transfer of the intellectual property and licensing rights of ADXS31-164, which were licensed pursuant to the Penn Agreement, back to the University of Pennsylvania. Contemporaneously, OST will enter negotiations with the University of Pennsylvania to establish a licensing agreement for ADXS31-164 to OST for clinical and commercial development of the ADXS31-164 technology.

Provided that OST meets its ongoing obligation to make its Monthly Payments to Advaxis for six consecutive months, Advaxis agrees to transfer, and OST agrees to take full ownership of, the IND application for ADXS31-164 in its entirety to OST, along with agreements and promises contained therein, as well as all obligations associated with this IND or any HER2 product/program development. Until OST makes its Monthly Payments to Advaxis for six consecutive months, Advaxis will continue to bear the costs of the regulatory filing services related to the IND application for ADXS31-164.

Within five business days of achieving the funding milestone of $2,337,500 for the performance of the Children’s Oncology Group study (knowns as the “License Commencement Date”), OST will make a non-refundable and non-creditable payment to Advaxis of $1,550,000 less the cumulative Monthly Payments previously made (the “License Commencement Payment”). Within five days following the License Commencement Date, Advaxis will provide existing drug supply “as is” to OST, and until the drug supply is supplied to OST, Advaxis will bear the storage costs for the drug product. Pursuant to the agreement, the Company is also to receive sales-based milestone payments and royalties on future product sales. In addition, the Company and OST will establish a Joint Steering Committee to oversee the R&D activities.

The promises to (1) Maintain the HER2 product until transfer to OST, (2) Provide the IND application ownership for ADX321-164 to OST, (3) Participate in the Joint Steering Committee, (4) Transfer of IP & licensing rights of ADXS31-164 and related Patents, and (5) Provide Clinical Drug Supply represent one combined performance obligation for revenue recognition purposes. The Company concluded that the transfer of the IP and licensing rights provides OST with a functional, or “right to use,” license, and thus the Company will recognize the upfront fees of $1,550,000 from the license at a point in time. The revenue from the transfer of the license cannot be recognized until the transfer of the corresponding IP to OST has occurred and OST has the ability to benefit from the right to use the license. As the right to use the license begins when OST makes the upfront payment within five days of the License Commencement Date and the IP transfers to OST at that time, the upfront fees from the license will be recognized upon the transfer of the intellectual property to OST.

Since OST is making $25,000 monthly payments that will be creditable against the $1,550,000, as well as additional upfront payments not specified in the contract, the Company will receive payments prior to the performance of the single distinct performance obligation. Due to this, the Company will defer any of the monthly payments until the IP and licensing rights are transferred to OST. However, if OST terminates the contract, which they are able to do with 60-day notice, the Company would recognize any of the payments received when the contract terminates. As of October 31, 2020, OST has made payments totaling $164,653 and this has been recorded as other liabilities in the balance sheet.

Amgen

On August 1, 2016, the Company entered into a global agreement (the “Amgen Agreement”) with Amgen for the development and commercialization of the Company’s ADXS-NEO, a then- preclinical investigational immunotherapy, using the Company’s proprietary Listeria monocytogenes attenuated bacterial vector which activates a patient’s immune system to respond against unique mutations, or neoepitopes, contained in and identified from an individual patient’s tumor. Under the terms of the Amgen Agreement, Amgen received an exclusive worldwide license to develop and commercialize ADXS-NEO. Amgen made an upfront payment to Advaxis of $40 million and purchased directly from Advaxis 203,163 shares of the Company’s common stock, at approximately $123.00 per share (representing a purchase at market using a 20 day VWAP methodology) for a total of $25 million. Amgen assisted in funding the clinical development and commercialization of ADXS-NEO and Advaxis retained manufacturing responsibilities. Advaxis and Amgen collaborated through a joint steering committee for the development and commercialization of ADXS-NEO. Advaxis received reimbursements for research and development costs and Advaxis was eligible to receive future contingent payments based on development, regulatory and sales milestone payments of up to $475 million and high single digit to double digit royalty payments based on worldwide sales by Amgen.

The Company assessed this arrangement in accordance with ASC 606 and concluded that the contract counterparty, Amgen, is a customer. The Company identified the following material promises under the arrangement: (1) licenses, (2) research and development activities, (3) clinical supplies, (4) regulatory responsibilities and (5) participation on a Joint Steering Committee (JSC). The Company determined that the licenses and research and development activities were not distinct from another, as the licenses had limited value without the performance of the research and development activities. Participation on the JSC to oversee the research and development activities was determined to be quantitatively and qualitatively immaterial and therefore was excluded from performance obligations. The clinical supply and regulatory responsibilities did not represent separate performance obligations based on their dependence on the research and development efforts. Based on this assessment, the Company identified one performance obligation at the outset of the Amgen Agreement, which consists of: (1) licenses, (2) research and development activities, (3) clinical supplies and (4) regulatory responsibilities.

Under the Amgen Agreement, in order to evaluate the appropriate transaction price, the Company determined that the upfront amount of $40 million constituted the entirety of the consideration to be included in the transaction price as of the outset of the arrangement, which is allocated to the single performance obligation. The Company concluded that a time-based method was most appropriate to measuring progress toward completion given that the research and development services are satisfied reasonably evenly over the agreement and the Company has a stand-ready obligation to perform over such time. Accordingly, progress toward completion and related revenue recognition is measured using the input method of time elapsed relative to the estimated timeline for Advaxis to submit the Phase 2 package to Amgen, or perform the contractual research and development services, which was the predominant promise in the Company’s combined performance obligation to Amgen.

The reimbursement for the research and development costs was variable consideration that was included in the transaction price at the outset, subject to the constraint. The Company estimated the consideration from the reimbursement of the research and development costs using the most-likely amount. When the research and development costs are no longer constrained, they are added to the transaction price for the single, combined performance obligation and recognized over the same recognition period as the rest of the performance obligation’s allocated revenue. The potential milestone and sales-based royalty payments that the Company was eligible to receive were excluded from the transaction price, as all milestone and sales royalty amounts were fully constrained based on the probability of achievement. The Company reevaluated the transaction price at the end of each reporting period and as uncertain events were resolved or other changes in circumstances occurred, and, as necessary, adjusted its estimate of the transaction price.

On December 10, 2018, the Company received a written notice of termination from Amgen with respect to the Amgen Agreement. The termination became effective as of February 8, 2019, and the Company regained worldwide rights for the development and commercialization of its ADXS-NEO program. On October 24, 2019, Advaxis announced that it has enrolled its last patient in its ADXS-NEO program in monotherapy and will not enter Part B.

The remaining deferred revenue of approximately $18.2 million on December 10, 2018 related to the $40 million non-refundable, up-front payment received from Amgen was accounted for as of the modification date. As of that notification date, the Company adjusted revenue on a cumulative catch-up basis considering the revised measure of progress for the combined performance obligation based on the modified service period up to and through the contract termination date of February 8, 2019. The Company recognized cumulative catch-up revenue of approximately $15.6 million on December 10, 2018. The remaining $2.6 million was recognized over the subsequent 60 days until the performance obligation was satisfied on February 8, 2019.

During the years ended October 31, 2020 and 2019, the Company recognized revenue from the Amgen Agreement of approximately $0 and $20.6 million, respectively. During the years ended October 31, 2020 and 2019, the Company received reimbursement of research and development costs of approximately $0 and $2.0 million, which was included in revenue.

Merck & Co., Inc.

On August 22, 2014, the Company entered into a Clinical Trial Collaboration and Supply Agreement (the “Merck Agreement”) with Merck, pursuant to which the parties collaborated on a Phase 1/2 dose-determination and safety trial. The Phase 1 portion of the trial evaluated the safety of our Lm -LLO based immunotherapy for prostate cancer, ADXS-PSA (the “Advaxis Compound”) as monotherapy and in combination with KEYTRUDA® (pembrolizumab), Merck’s humanized monoclonal antibody against PD-1, (the “Merck Compound”) and has determined a recommended Phase 2 combination dose. The Phase 2 portion evaluated the safety and efficacy of the Advaxis Compound in combination with the Merck Compound. Both phases of the trial were in patients with previously treated metastatic castration-resistant prostate cancer. The last patient was dosed in August 2019 and the Company is in the surveillance stage of the study. A joint development committee, comprised of equal representatives from both parties, is responsible for coordinating all regulatory and other activities under, and pursuant to, the Merck Agreement.

Each party is responsible for their own internal costs and expenses to support the trial, while the Company was responsible for all third-party costs of conducting the trial. Merck was responsible for manufacturing and supplying the Merck Compound. The Company was responsible for manufacturing and supplying the Advaxis Compound. The Company is the sponsor of the trial and holds the IND related to the trial.

All data and results generated under the trial (“Collaboration Data”) will be jointly owned by the parties, except that ownership of data and information generated from sample analysis to be performed by each party on its respective compound will be owned by the party conducting such testing. All rights to all inventions and discoveries, which claim or cover the combined use of the Advaxis Compound and the Merck Compound shall belong jointly to the parties. Inventions and discoveries relating solely to the Advaxis Compound, or a live attenuated bacterial vaccine, shall be the exclusive property of Advaxis. Inventions and discoveries relating solely to the Merck Compound, or a PD-1 antagonist, shall be the exclusive property of Merck.

During the each of the years ended October 31, 2020 and 2019, the Company incurred approximately $0.9 million in expenses pertaining to the Merck agreement, and such expenses were a component of research and development expenses in the statement of operations.

Elanco Animal Health (formerly Aratana Therapeutics)

On March 19, 2014, the Company and Aratana entered into a definitive Exclusive License Agreement (the “Aratana Agreement”). Pursuant to the Agreement, Advaxis granted Aratana an exclusive, worldwide, royalty-bearing, license, with the right to sublicense, certain Advaxis proprietary technology that enables Aratana to develop and commercialize animal health products that will be targeted for treatment of osteosarcoma and other cancer indications in animals. Under the terms of the Aratana Agreement, Aratana paid an upfront payment to the Company, of $1 million. As this license has stand-alone value to Aratana (who has the ability to sublicense) and was delivered to Aratana, upon execution of the Aratana Agreement, the Company recorded the $1 million payment as licensing revenue during the fiscal year ended October 31, 2014. Aratana will also pay the Company up to an additional $36.5 million based on the achievement of certain milestones with respect to the advancement of products pursuant to the terms of the Aratana Agreement. In addition, Aratana may pay the Company an additional $15 million in cumulative sales milestones pursuant to the terms of the Aratana Agreement.

During the fiscal year ended October 31, 2018, the USDA’s Center for Veterinary Biologics granted Aratana conditional approval for its canine osteosarcoma vaccine using Advaxis’ technology. During the years ended October 31, 2020 and 2019, Advaxis recognized royalty revenue totaling approximately $3,000 and $8,000, respectively, from Aratana’s sales of the canine osteosarcoma vaccine. On July 16, 2019, Aratana announced their shareholders approved a merger agreement with Elanco Animal Health (“Elanco”) whereby Elanco will be the majority shareholder in Aratana. On October 6, 2020, the Company received a notice from Aratana, dated September 17, 2020, indicating that Aratana was terminating the Exclusive License Agreement effective December 21, 2020. The Company did not incur any early termination penalties as a result of the termination. Aratana was required to make all payments to the Company that were otherwise payable under the Exclusive License Agreement through the effective date of termination.

Global BioPharma Inc.

On December 9, 2013, the Company entered into an exclusive licensing agreement for the development and commercialization of axalimogene filolisbac with Global BioPharma, Inc. (GBP), a Taiwanese based biotech company funded by a group of investors led by Taiwan Biotech Co., Ltd (TBC). During each of the years ended October 31, 2020 and 2019, the Company recorded $0.25 million in revenue for the annual license fee renewal. Since Advaxis has no significant obligation to perform after the license transfer and has provided GBP with the right to use its intellectual property, performance is satisfied when the license renews.